Quarterly Report
March 31, 2024
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 2.8%
Boeing Co. (a)	2,493	$481,124
General Dynamics Corp.	1,832	517,522
Honeywell International, Inc.	3,229	662,752
Howmet Aerospace, Inc.	8,240	563,863
		$2,225,261
Alcoholic Beverages – 1.5%
China Resources Beer Holdings Co. Ltd.	42,000	$193,448
Constellation Brands, Inc., “A”	1,210	328,830
Diageo PLC	12,147	448,518
Kweichow Moutai Co. Ltd., “A”	900	212,054
		$1,182,850
Apparel Manufacturers – 2.6%
Compagnie Financiere Richemont S.A.	4,067	$620,073
LVMH Moet Hennessy Louis Vuitton SE	1,062	955,202
NIKE, Inc., “B”	4,856	456,367
		$2,031,642
Broadcasting – 0.8%
Walt Disney Co.	4,939	$604,336
Brokerage & Asset Managers – 4.0%
Charles Schwab Corp.	9,227	$667,481
CME Group, Inc.	2,903	624,987
Euronext N.V.	8,711	828,892
London Stock Exchange Group PLC	8,635	1,034,283
		$3,155,643
Business Services – 1.5%
Accenture PLC, “A”	2,508	$869,298
Tyler Technologies, Inc. (a)	791	336,183
		$1,205,481
Cable TV – 0.2%
Cable One, Inc.	439	$185,754
Computer Software – 8.5%
Cadence Design Systems, Inc. (a)	2,928	$911,428
Microsoft Corp. (s)	10,506	4,420,084
Salesforce, Inc.	4,575	1,377,899
		$6,709,411
Computer Software - Systems – 6.4%
Apple, Inc. (s)	5,906	$1,012,761
Cap Gemini S.A.	3,456	795,290
Constellation Software, Inc.	305	833,118
Hitachi Ltd.	13,700	1,258,413
HubSpot, Inc. (a)	497	311,400
ServiceNow, Inc. (a)	1,111	847,026
		$5,058,008

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.0%
Sherwin-Williams Co.	1,710	$593,934
Techtronic Industries Co. Ltd.	25,000	338,895
Vulcan Materials Co.	2,392	652,825
		$1,585,654
Consumer Products – 1.0%
Colgate-Palmolive Co.	4,769	$429,448
Kao Corp.	4,500	167,598
Kenvue, Inc.	9,167	196,724
		$793,770
Electrical Equipment – 2.2%
Johnson Controls International PLC	6,473	$422,816
Schneider Electric SE	4,081	923,044
TE Connectivity Ltd.	2,440	354,386
		$1,700,246
Electronics – 6.9%
Applied Materials, Inc.	2,187	$451,025
ASML Holding N.V.	841	809,504
Marvell Technology, Inc.	10,546	747,501
NVIDIA Corp.	1,766	1,595,687
NXP Semiconductors N.V.	1,864	461,843
Taiwan Semiconductor Manufacturing Co. Ltd.	55,000	1,338,760
		$5,404,320
Energy - Independent – 1.9%
ConocoPhillips	5,928	$754,516
Valero Energy Corp.	2,862	488,515
Woodside Energy Group Ltd.	11,247	223,538
		$1,466,569
Energy - Integrated – 2.0%
Galp Energia SGPS S.A., “B”	23,598	$389,900
Petroleo Brasileiro S.A., ADR	28,146	419,375
TotalEnergies SE	10,591	725,215
		$1,534,490
Food & Beverages – 1.8%
Mondelez International, Inc.	6,019	$421,330
Nestle S.A.	5,312	563,979
PepsiCo, Inc.	2,641	462,201
		$1,447,510
Food & Drug Stores – 0.4%
Seven & I Holdings Co. Ltd.	23,700	$345,371
Gaming & Lodging – 0.9%
Aristocrat Leisure Ltd.	9,998	$280,154
Sands China Ltd. (a)	47,200	132,972
Whitbread PLC	6,717	280,956
		$694,082
Health Maintenance Organizations – 1.1%
Cigna Group	2,454	$891,268

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.7%
AIA Group Ltd.	66,600	$447,154
Aon PLC	2,442	814,944
Chubb Ltd.	3,392	878,969
		$2,141,067
Internet – 6.6%
Alphabet, Inc., “A” (a)(s)	17,558	$2,650,029
Gartner, Inc. (a)	2,013	959,537
Meta Platforms, Inc., “A”	3,288	1,596,587
		$5,206,153
Leisure & Toys – 0.4%
Electronic Arts, Inc.	2,153	$285,639
Machinery & Tools – 4.5%
Eaton Corp. PLC	2,242	$701,028
GEA Group AG	6,361	268,944
Ingersoll Rand, Inc.	6,923	657,339
Regal Rexnord Corp.	3,103	558,850
SMC Corp.	1,100	616,416
Wabtec Corp.	4,766	694,311
		$3,496,888
Major Banks – 4.2%
BNP Paribas	11,464	$814,552
Goldman Sachs Group, Inc.	1,627	679,582
Mitsubishi UFJ Financial Group, Inc.	39,000	401,130
NatWest Group PLC	281,805	944,331
PNC Financial Services Group, Inc.	2,856	461,529
		$3,301,124
Medical & Health Technology & Services – 0.7%
ICON PLC (a)	1,706	$573,131
Medical Equipment – 4.2%
Agilent Technologies, Inc.	5,298	$770,912
Becton, Dickinson and Co.	2,291	566,908
Boston Scientific Corp. (a)(s)	9,755	668,120
Medtronic PLC	7,262	632,883
Qiagen N.V.	6,415	275,781
STERIS PLC	1,654	371,852
		$3,286,456
Metals & Mining – 0.5%
Glencore PLC	69,742	$383,172
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	89,400	$284,983
Oil Services – 0.4%
Schlumberger Ltd.	5,588	$306,278
Other Banks & Diversified Financials – 5.0%
HDFC Bank Ltd.	29,070	$504,667
Julius Baer Group Ltd.	11,473	662,542
Macquarie Group Ltd.	4,224	549,688
Moody's Corp.	1,535	603,301

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	5,837	$1,628,990
		$3,949,188
Pharmaceuticals – 5.0%
AbbVie, Inc.	4,758	$866,432
Johnson & Johnson	5,871	928,734
Pfizer, Inc.	15,788	438,117
Roche Holding AG	3,611	919,717
Vertex Pharmaceuticals, Inc. (a)	1,230	514,152
Zoetis, Inc.	1,483	250,938
		$3,918,090
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	3,125	$489,528
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	5,543	$488,726
Real Estate – 0.5%
LEG Immobilien SE	4,570	$392,357
Restaurants – 0.9%
Starbucks Corp.	3,909	$357,244
Yum China Holdings, Inc.	7,818	311,078
		$668,322
Specialty Chemicals – 3.9%
Air Products & Chemicals, Inc.	2,096	$507,798
Akzo Nobel N.V.	2,883	215,172
Corteva, Inc.	4,680	269,896
Croda International PLC	4,542	281,016
DuPont de Nemours, Inc.	6,594	505,562
Linde PLC	2,041	947,677
Sika AG	1,081	321,957
		$3,049,078
Specialty Stores – 4.5%
Amazon.com, Inc. (a)(s)	12,668	$2,285,054
Home Depot, Inc.	1,986	761,830
Target Corp.	2,955	523,655
		$3,570,539
Telecommunications - Wireless – 1.3%
Advanced Info Service Public Co. Ltd.	51,600	$288,493
Cellnex Telecom S.A.	10,456	369,660
KDDI Corp.	6,000	177,646
SBA Communications Corp., REIT	767	166,209
		$1,002,008
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	15,176	$223,814
Tele2 AB, “B”	23,912	196,362
		$420,176
Tobacco – 0.4%
Philip Morris International, Inc.	3,049	$279,349

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.6%
J.B. Hunt Transport Services, Inc.	2,268	$451,899
Utilities - Electric Power – 2.3%
Duke Energy Corp.	5,716	$552,794
Iberdrola S.A.	53,528	663,821
PG&E Corp.	36,927	618,897
		$1,835,512
Total Common Stocks		$78,001,329
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	352	$0

Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.38% (v)	680,786	$680,922

Other Assets, Less Liabilities – (0.0)%		(34,306)
Net Assets – 100.0%		$78,647,945
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $680,922 and $78,001,329, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At March 31, 2024, the fund had liquid securities with an aggregate value of $622,176 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$52,390,070	$—	$—	$52,390,070
France	5,042,195	—	—	5,042,195
United Kingdom	3,372,276	—	—	3,372,276
Switzerland	3,088,268	—	—	3,088,268
Japan	2,966,574	—	—	2,966,574
Netherlands	1,514,204	—	—	1,514,204
Taiwan	1,338,760	—	—	1,338,760
Canada	1,321,844	0	—	1,321,844
Australia	1,053,380	—	—	1,053,380
Other Countries	5,625,265	288,493	—	5,913,758
Mutual Funds	680,922	—	—	680,922
Total	$78,393,758	$288,493	$—	$78,682,251
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$84,789	$4,151,554	$3,555,415	$2	$(8)	$680,922
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,913	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
United States	67.5%
France	6.4%
United Kingdom	4.3%
Switzerland	3.9%
Japan	3.7%
Netherlands	1.9%
Taiwan	1.7%
Canada	1.7%
Australia	1.3%
Other Countries	7.6%